INCOME TAXES - Valuation allowance (Details) € in Millions, ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Uncertain tax benefits
Interest or penalty expense		¥ 0.0			¥ 0.0	¥ 0.0
Roll-forward of the unrecognized tax benefits
Balance at the beginning of the year		67.0			65.0	60.0
Addition for tax positions		18.0			2.0	5.0
Balance at the end of the year		¥ 85.0			¥ 67.0	65.0
Withholding income tax rate (in %)		10.00%	10.00%	10.00%
Withholding income tax rate with Hong Kong as holding company (in %)		5.00%	5.00%	5.00%
Percentage holding of the PRC company (in %)		25	25	25
Percentage of dividend distribution on current year net income					45.00%
PRC dividend withholding tax accrued					¥ 75.0	100.0
Minimum percentage of sole discretion and distribute ordinary dividends		60.00%	60.00%	60.00%
Dividends		¥ 3,787.0
Provision for dividend withholding tax incurred		208.0
Distribute earnings		3,135.0
Additional provision for PRC dividend withholding tax accrued		191.0
Provision for dividend withholding tax accrued		¥ 0.0
Period of statute of limitations (in years)		3 years	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount (in years)		5 years	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 0.1
Period of statute of limitations for transfer pricing issues (in years)		10 years	10 years	10 years
Tax liability reduction due to unrecognized tax benefits		¥ 0.3
Cash dividends declared | $	$ 68
Revenues		¥ 23,891.0	$ 3,274	€ 750	21,882.0	13,862.0
Tax paid by large multination enterprises		15.00%	15.00%	15.00%
GERMANY
Valuation allowance
Tax loss carryforwards		¥ 2,351.0
Roll-forward of the unrecognized tax benefits
Revenues		3,544.0			3,324.0	2,458.0
CHINA
Valuation allowance
Tax loss carryforwards, expire between 2024 and 2028		1,762.0
Roll-forward of the unrecognized tax benefits
Revenues		¥ 18,984.0			¥ 17,393.0	¥ 10,637.0
Maximum [Member]
Roll-forward of the unrecognized tax benefits
Extended limitation tax evasion period (in years)		10 years	10 years	10 years
Minimum [Member]
Roll-forward of the unrecognized tax benefits
Extended limitation tax evasion period (in years)		5 years	5 years	5 years